Nov. 29, 2019

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated September 18, 2020 (the “Supplement”)

to the Summary Prospectus, Prospectus

and Statement of Additional Information (the “SAI”),

each dated November 29, 2019 (as revised August 17, 2020),

for the iShares MSCI USA Momentum Factor ETF (MTUM) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.

The following changes will take effect for the Fund on or around December 1, 2020.

Current Underlying Index	New Underlying Index
MSCI USA Momentum Index	MSCI USA Momentum SR Variant Index

Change in the Fund’s “Principal Investment Strategies”

The first two paragraphs of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the MSCI USA Momentum SR Variant Index (the “Underlying Index”), which is a version of the MSCI USA Momentum Index (the “Parent Index”), as determined by MSCI Inc. (the “Index Provider” or “MSCI”). The Parent Index consists of stocks exhibiting relatively higher momentum characteristics from the MSCI USA Index and includes U.S. large- and mid-capitalization stocks, as defined by MSCI. The Parent Index and Underlying Index are each designed to measure the performance of an equity momentum strategy by emphasizing stocks with high price momentum, while maintaining reasonably high trading liquidity, investment capacity and moderate index turnover, each as determined by the Index Provider. The Underlying Index aims to reflect the performance of the Parent Index, with all constituent changes of the Parent Index distributed over multiple days leading into the rebalancing effective date with an aim of facilitating easier implementation of the changes resulting from the rebalancing.

A risk-adjusted price momentum, defined by MSCI as the excess return over the risk-free rate divided by the annualized standard deviation of weekly returns over the past 3-years, is calculated for each security in the MSCI USA Index over 6- and 12-month time periods. The 6- and 12-month risk adjusted price momentum calculations are then standardized at plus- or minus- 3 standard deviations and translated into an average momentum score. The weight of each Parent Index constituent is determined by multiplying the security’s momentum score by its market capitalization-weight in the MSCI USA Index. Additionally, each individual issuer is capped at 5%. MSCI uses an algorithm to determine the number of components in the Parent Index based on the number of constituents in the MSCI USA Index. The number of components of the Underlying Index and Parent Index are evaluated semi-annually. After the constituent changes for the Parent Index are determined at each rebalancing, the Index Provider distributes the changes over three days for the Underlying Index leading into the rebalancing effective date. As of July 31, 2019, there were 124 securities in the Underlying Index. As of July 31, 2019, a significant portion of the Underlying Index is represented by securities of companies in the technology industry or sector. The components of the Underlying Index are likely to change over time.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.